Derivative Financial Instruments - Summary of Quantitative Disclosure of Cash Flow's Maturities (Detail)	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ 14,308,629	$ 15,456,770
Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	75,474,101	121,240,404
Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,534,024	12,271,443
Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	8,229,792	8,225,571
Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	122,864,815	104,181,452
2022 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		42,647,378
2022 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		0
2022 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,041,693
2023 | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	8,229,792
2023 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	15,211,834	14,621,958
2024 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	29,253,527
2024 | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		8,225,571
2024 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		15,840,455
2025 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	16,967,046	30,462,413
2025 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	12,534,024
2025 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	15,211,834
2026 | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	14,308,629
2026 | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		17,668,200
2026 | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		12,271,443
2026 | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	17,552,116	15,840,455
2027 Thereafter | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		15,456,770
2027 Thereafter | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	29,253,527	30,462,413
2027 Thereafter | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options		0
2027 Thereafter | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	60,847,337	57,878,585
Fair value | Currency Options Position One [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(206,526)	14,918
Fair value | Currency options position two [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(1,398,532)	3,167,805
Fair value | Currency options position three [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(27,896)	(85,994)
Fair value | Currency options position four [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	(12,202)	(70,196)
Fair value | Currency options position five [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Currency Options	$ (917,025)	$ (2,118,100)
U.S [member] | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	15,305,775	19,558,505
U.S [member] | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ 51,458,750	$ 49,871,750
U.S [member] | 2022 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,754,104	4,724,765
Average pay rate	2.43%	3.22%
Average receive rate	0.86%	0.90%
U.S [member] | 2023 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	4,608,186	4,607,486
Average pay rate	2.37%	3.25%
Average receive rate	1.65%	0.91%
U.S [member] | 2024 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	3,422,007	4,466,068
Average pay rate	2.35%	3.37%
Average receive rate	2.12%	1.12%
U.S [member] | 2024 | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ 51,458,750
U.S [member] | 2025 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	2,521,479	3,316,471
Average pay rate	2.31%	3.68%
Average receive rate	2.26%	1.67%
U.S [member] | 2025 | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option		$ 49,871,750
U.S [member] | 2026 | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed		2,443,716
Average pay rate	0.00%	4.13%
Average receive rate	0.00%	2.38%
U.S [member] | 2027 Thereafter | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Average pay rate	0.00%	0.00%
Average receive rate	0.00%	0.00%
U.S [member] | Fair value | Interest Rate Swap 1 [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Variable to fixed	(263,340)	(712,107)
U.S [member] | Fair value | Interest Rate Options Position 1 [Member] | LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Buy And Sell Interest Rate Option	$ (323,852)	$ (1,331,188)
Receive euros pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	263,781,921	292,851,648
Receive euros pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	36,728,355	37,204,824
Receive euros pay us dollars [member] | 2023 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	48,031,582	35,595,644
Receive euros pay us dollars [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	27,410,532	46,550,277
Receive euros pay us dollars [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	40,585,768	26,565,185
Receive euros pay us dollars [member] | 2026 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	23,338,421	39,334,093
Receive euros pay us dollars [member] | 2027 Thereafter | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	87,687,261	107,601,624
Receive euros pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(4,217,800)	9,939,110
Receive Japanese yen pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,967,860	4,814,650
Receive Japanese yen pay us dollars [member] | 2023 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	4,967,860
Receive Japanese yen pay us dollars [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		4,814,650
Receive Japanese yen pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	70,651	505,772
Receive pounds sterling pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	22,505,731	21,584,035
Receive pounds sterling pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	10,327,298
Receive pounds sterling pay us dollars [member] | 2023 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		9,781,187
Receive pounds sterling pay us dollars [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	12,178,434
Receive pounds sterling pay us dollars [member] | 2026 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		11,802,848
Receive pounds sterling pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	(94,957)	839,037
Receive UDI/ Pay pesos [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	30,513,214	33,513,214
Receive UDI/ Pay pesos [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		3,000,000
Receive UDI/ Pay pesos [member] | 2025 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	3,063,181
Receive UDI/ Pay pesos [member] | 2026 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	17,076,001	3,063,181
Receive UDI/ Pay pesos [member] | 2027 Thereafter | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	10,374,031	27,450,032
Receive UDI/ Pay pesos [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	6,159,382	6,834,051
Receive swiss francs pay us dollars [member] | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,512,978	10,300,166
Receive swiss francs pay us dollars [member] | 2022 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		3,018,890
Receive swiss francs pay us dollars [member] | 2023 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	7,512,978
Receive swiss francs pay us dollars [member] | 2024 | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps		7,281,276
Receive swiss francs pay us dollars [member] | Fair value | Cross - currency swaps [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	524,471	$ 913,809
Receive Usd Pay Pesos [Member] | FX Forwards [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	12,340,413
Receive Usd Pay Pesos [Member] | 2022 | FX Forwards [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	12,340,413
Receive Usd Pay Pesos [Member] | Fair value | FX Forwards [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Received cross currency swaps	$ 3,575